UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2000


Check here if Amendment [_]; Amendment Number:_______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    F.W. Thompson Co., Ltd.
Address: One St. Clair Avenue West
         Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jill Thompson
Title:   Treasurer
Phone:   (416)515-9500

Signature, Place, and Date of Signing:

/s/ Jill Thompson                     Toronto, Ontario         February 13, 2001
------------------------          ------------------------     ----------------
     [Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   1
                                                   --------
Form 13F Information Table Entry Total:              40
                                                   --------
Form 13F Information Table Value Total:            $158,257
                                                   --------
                                                  (thousands)


List of Other Included Managers:

Sterling Management [1985] Limited

        Form 13F INFORMATION TABLE FW Thompson Company Limited (12/31/00)

          COLUMN 1              COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                        SHRS
                                                             VALUE     OR PRN SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X1000)    AMOUNT PRN  CALL  DISCRETION MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOT LABS                      COM             002824100    3,390     70,000 SH           SOLE       N/A      70,000
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL                         SPONSORED ADR   013904305      112      2,000 SH           SOLE       N/A       2,000
------------------------------------------------------------------------------------------------------------------------------------
ALLEGIANCE TELECOM INC          COM             01747T102      113      5,000 SH           SOLE       N/A       5,000
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                       COM             053499109      341     33,032 SH           SOLE       N/A      33,032
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM             06423A103    1,831     50,000 SH           SOLE       N/A      50,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION     COM             060505104    2,752     60,000 SHS          SOLE       N/A      60,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF TOKYO-MITSUBISHI LTD    SPONSORED ADR   065379109      969    100,000 SH           SOLE       N/A              100,000
------------------------------------------------------------------------------------------------------------------------------------
BELL & HOWELL CO NEW            COM             077852101      330     20,000 SH           SOLE       N/A      20,000
------------------------------------------------------------------------------------------------------------------------------------
CABLETRON SYS INC               COM             126920107    7,241    464,100 SH           SOLE       N/A     244,300  219,800
------------------------------------------------------------------------------------------------------------------------------------
CELLTECH GROUP PLC              SPONSORED ADR   151158102        1         17 SH           SOLE       N/A          17
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP NEW        COM             16161A108   25,468    560,500 SH           SOLE       N/A     360,500  200,000
------------------------------------------------------------------------------------------------------------------------------------
CHINA SOUTHN AIRLS LTD          SPON ADR CL H   169409109      396     26,500 SH           SOLE       N/A      26,500
------------------------------------------------------------------------------------------------------------------------------------
ECLIPSYS CORP                   COM             278856109   13,546    552,900 SH           SOLE       N/A     402,900  150,000
------------------------------------------------------------------------------------------------------------------------------------
ERICSSON LM TEL CO              ADR CL B SEKIO  294821400    1,029     92,000 SH           SOLE       N/A      92,000
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP                      COM             31428X106      999     25,000 SH           SOLE       N/A      25,000
------------------------------------------------------------------------------------------------------------------------------------
FREEMARKETS INC                 COM             356602102      190     10,000 SH           SOLE       N/A      10,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD  CL A            35671D105       82     10,000 SH           SOLE       N/A      10,000
------------------------------------------------------------------------------------------------------------------------------------
GENUITY  INC                    CL A            37248E103      278     55,000 SH           SOLE       N/A       5,000   50,000
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO                     COM             375766102    1,445     40,000 SH           SOLE       N/A      40,000
------------------------------------------------------------------------------------------------------------------------------------
GOLD FIELD LTD NEW              SPONC ADR       38059T106    2,607    745,000 SH           SOLE       N/A     395,000  350,000
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC       COM             451713101      500    200,000 SH           SOLE       N/A     200,000
------------------------------------------------------------------------------------------------------------------------------------
INC GROEP NV                    SPONSORED ADR   456837103    2,083     26,000 SH           SOLE       N/A      26,000
------------------------------------------------------------------------------------------------------------------------------------
INTERSIL HLDG CORP              CL A            46069S109    5,103    225,500 SH           SOLE       N/A     122,500  100,000
------------------------------------------------------------------------------------------------------------------------------------
KNIGHT TRADING GROUP INC        COM             499063105    3,219     87,500 SH           SOLE       N/A               87,500
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC         COM             549463107    5,623    416,500 SH           SOLE       N/A     316,500  100,000
------------------------------------------------------------------------------------------------------------------------------------
MEDICHEM LIFE SCIENCES INC      COM             584662100    1,295    280,000 SH           SOLE       N/A     240,000   40,000
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC          COM             590188108   10,228    150,000 SH           SOLE       N/A     150,000
------------------------------------------------------------------------------------------------------------------------------------
NIPPON TELEG & TEL CORP         SPONC ADR       654624105    3,569    100,000 SH           SOLE       N/A              100,000
------------------------------------------------------------------------------------------------------------------------------------
PARAMETIC TECHNOLOGY CORP       COM             699173100    2,996    223,000 SH           SOLE       N/A     223,000
------------------------------------------------------------------------------------------------------------------------------------
PICO HLDGS INC                  COM NEW         693366205    4,332    348,338 SH           SOLE       N/A     221,138  127,200
------------------------------------------------------------------------------------------------------------------------------------
PROCTOR & GAMBLE CO             COM             742718109   21,962    280,000 SH           SOLE       N/A     180,000  100,000
------------------------------------------------------------------------------------------------------------------------------------
SAPIENT CORP                    COM             803062108   11,018    923,000 SH           SOLE       N/A     498,000  425,000
------------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALITY INC           COM             807863105      501     25,000 SH           SOLE       N/A      25,000
------------------------------------------------------------------------------------------------------------------------------------
SOLA INTL INC                   COM             834092108      987    239,200 SH           SOLE       N/A     118,300  120,900
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                     COM             879664100    1,130     20,000 SH           SOLE       N/A      20,000
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                 COM             887315109    1,959     37,500 SH           SOLE       N/A      37,500
------------------------------------------------------------------------------------------------------------------------------------
TORONTO DOMINION BK ONT         COM NEW         891160509    5,800    200,000 SH           SOLE       N/A              200,000
------------------------------------------------------------------------------------------------------------------------------------
VIA NETWRKS INC                 COM             925912107      267     70,000 SH           SOLE       N/A      20,000   50,000
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC              COM             939322103    1,146     21,600 SH           SOLE       N/A      21,600
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC GA NEW             COM             98157D106   11,419    812,000 SH           SOLE       N/A     412,000  400,000
------------------------------------------------------------------------------------------------------------------------------------